PREFERRED SHARES - Summary of roll forward of carrying amounts of mezzanine equity (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Temporary Equity [Line Items]
Beginning balance	¥ 1,425,485	¥ 644,043	¥ 368,546
Accretion to redemption value		307,389	135,545
Ending balance	0	1,425,485	644,043
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Beginning balance	272,633	29,038
Accretion to redemption value		36,952
Exercise of temporary equity shares to redemption value	(272,633)
Ending balance		272,633	29,038
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Beginning balance	316,765
Accretion to redemption value		111,041	43,818
Exercise of temporary equity shares to redemption value	(316,765)
Ending balance		316,765
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Beginning balance	236,320
Issuance of shares to investors			139,952
Accretion to redemption value		33,681	¥ 62,689
Exercise of temporary equity shares to redemption value	(236,320)
Ending balance		236,320
Series C-2 Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning balance	599,767
Issuance of shares to investors		474,053
Accretion to redemption value		125,715
Exercise of temporary equity shares to redemption value	¥ (599,767)
Ending balance		¥ 599,767